Assets and Liabilities Held For Sale (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Long Lived Assets Held For Sale [Line Items]
Assets Held For Sale Long Lived	$ 1	$ 13
Rand Refinery [Member]
Long Lived Assets Held For Sale [Line Items]
Assets Held For Sale Long Lived	1	1
Iss International [Member]
Long Lived Assets Held For Sale [Line Items]
Assets Held For Sale Long Lived	0	12
Gain (Loss) on Sale of Stock in Subsidiary or Equity Method Investee	$ 2